Risk management - Management adjustments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Commercial Real Estate/ Inflation and Interest rate increases	€ 50.0	€ 351.0
Economic sector / portfolio based adjustments	38.0	36.0
Mortgage Portfolio Adjustments	112.0	126.0
Climate transition risk	29.0
Other post model adjustments	(27.0)	64.0
Total management adjustments	203.0	577.0
Netherlands
Disclosure of credit risk exposure [line items]
Mortgage portfolio adjustments	112.0	115.0
Germany
Disclosure of credit risk exposure [line items]
Economic sector / portfolio based adjustments	10.0
Mortgage Portfolio Adjustments		€ 11.0
Spain
Disclosure of credit risk exposure [line items]
Economic sector / portfolio based adjustments	14.0
Australia
Disclosure of credit risk exposure [line items]
Economic sector / portfolio based adjustments	15.0
Retail Banking
Disclosure of credit risk exposure [line items]
Commercial Real Estate/ Inflation and Interest rate increases	16.5
Climate transition risk	12.0
Wholesale Banking
Disclosure of credit risk exposure [line items]
Commercial Real Estate/ Inflation and Interest rate increases	33.5
Climate transition risk	€ 17.0